GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	6 Months Ended
Jun. 30, 2014
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain on sale of assets and amortization of deferred gains

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net gain on lease terminations	—	—	—	7,410
Loss on sale of assets	—	—	(15,727)	—
Amortization of deferred gains	—	521	—	2,322
	—	521	(15,727)	9,732